SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Segment and geography information -2 (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Total assets	¥ 63,269	$ 9,927	¥ 65,155
Legacy Huazhu
Segment Reporting Information [Line Items]
Total assets	45,353		46,243
Legacy DH
Segment Reporting Information [Line Items]
Total assets	¥ 17,916		¥ 18,912